Acquisitions of Subsidiaries - Summary of Reserve Arising on Acquisition (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Percentage Of Non Controlling Interest Recognized At Acquisition Date	2.91